Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2014
Entity Registrant Name	dei_EntityRegistrantName	REALTY CAPITAL INCOME FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001565543
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2014
Prospectus Date	rr_ProspectusDate	May 19, 2014
AR Capital International Real Estate Income Fund (First Prospectus Summary) | AR Capital International Real Estate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIRAX
AR Capital International Real Estate Income Fund (First Prospectus Summary) | AR Capital International Real Estate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIRCX
AR Capital International Real Estate Income Fund (Second Prospectus Summary) | AR Capital International Real Estate Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIRPX